Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Australia - 5.9%
Aurizon Holdings Ltd.	161,747	$402,558
BHP Group Ltd. - ADR (a)	58,795	3,739,362
Coles Group Ltd.	47,633	545,597
Evolution Mining Ltd.	56,012	138,611
Fortescue Metals Group Ltd.	271,179	3,809,809
Newcrest Mining Ltd.	27,035	411,930
Origin Energy Ltd.	73,433	291,794
Telstra Corp. Ltd.	480,437	1,331,594
		10,671,255
Canada - 1.1%
Canadian Natural Resources Ltd. (a)	40,185	2,046,220
Chile - 0.4%
Antofagasta PLC	37,028	663,571
China - 0.7%
Lenovo Group Ltd.	430,484	462,117
Tingyi Cayman Islands Holding Corp.	284,581	589,087
Uni-President China Holdings Ltd.	231,196	217,940
		1,269,144
Finland - 0.6%
Fortum Oyj	38,427	1,038,253
France - 8.7%
Carrefour SA	25,635	487,287
Danone SA	23,173	1,438,355
Engie SA	95,441	1,453,296
Orange SA - ADR (a)	178,487	2,086,513
Sanofi - ADR (a)	69,249	3,600,948
TotalEnergies SE - ADR	68,983	3,918,234
Vinci SA	18,195	1,975,833
Vivendi SE	58,659	764,441
		15,724,907
Germany - 2.4%
BASF SE	49,344	3,742,986
Evonik Industries AG	19,325	625,047
		4,368,033
Hong Kong - 3.2%
ASM Pacific Technology Ltd.	15,121	150,104
CK Hutchison Holdings Ltd.	177,335	1,255,461
CK Infrastructure Holdings Ltd.	127,094	782,413
CLP Holdings Ltd.	95,540	954,536
Dairy Farm International Holdings Ltd.	58,470	156,115
Power Assets Holdings Ltd.	117,441	720,728
SITC International Holdings Co. Ltd.	127,166	481,130
Swire Pacific Ltd. - Class A	63,821	384,708
WH Group Ltd. (b)	497,862	332,033
Xinyi Glass Holdings Ltd.	239,069	630,093
		5,847,321
Italy - 1.7%
Eni SpA - ADR	101,765	3,048,879
Japan - 13.7%
Aisin Corp.	10,854	391,416
Canon, Inc. - ADR (a)	35,569	843,697
Inpex Corp.	51,625	518,134
Isuzu Motors Ltd.	24,898	301,597
Japan Tobacco, Inc.	109,533	2,183,426
KDDI Corp.	82,467	2,612,028
Kirin Holdings Co. Ltd.	29,670	473,617
Marubeni Corp.	81,208	832,333
Mitsubishi Chemical Holdings Corp.	46,456	361,298
Mitsui & Co. Ltd.	58,083	1,440,214
Nintendo Co. Ltd. - ADR	38,103	2,328,093
Nippon Steel Corp.	41,325	666,306
Nippon Telegraph & Telephone Corp.	119,326	3,387,539
Oracle Corp. Japan	14,144	1,047,157
SoftBank Corp.	240,721	2,999,600
Sumitomo Chemical Co. Ltd.	59,543	296,991
Sumitomo Corp.	63,379	975,358
Takeda Pharmaceutical Co. Ltd. - ADR (a)	188,686	2,728,400
Yamaha Motor Co. Ltd.	13,137	309,703
		24,696,907
Netherlands - 2.2%
Shell PLC - ADR (c)	75,600	3,885,840

New Zealand - 0.2%
Spark New Zealand Ltd.	121,802	347,030
Norway - 0.8%
Telenor ASA	89,254	1,471,677
Singapore - 0.3%
Jardine Cycle & Carriage Ltd.	12,730	191,193
Singapore Technologies Engineering Ltd.	120,633	333,070
		524,263
South Korea - 1.3%
KT&G Corp. (c)	6,739	433,800
LG Corp.	5,333	327,368
POSCO - ADR	17,753	1,003,755
SK Telecom Co. Ltd. - ADR (a)	19,522	512,257
		2,277,180
Spain - 2.4%
Naturgy Energy Group SA	42,727	1,350,279
Repsol SA	72,902	920,735
Telefonica SA - ADR (a)	446,865	2,064,516
		4,335,530
Sweden - 1.2%
H & M Hennes & Mauritz AB - Class B	63,325	1,245,074
Telia Co. AB	224,140	879,999
		2,125,073
Switzerland - 4.6%
Glencore PLC	422,912	2,178,405
Holcim Ltd.	25,858	1,388,265
Novartis AG - ADR (a)	41,156	3,576,868
Swisscom AG	2,054	1,170,801
		8,314,339
United Kingdom - 15.6%
Anglo American PLC	77,884	3,381,206
BAE Systems PLC	137,304	1,065,858
BP PLC - ADR	123,150	3,807,798
British American Tobacco PLC - ADR (a)	92,882	3,991,140
GlaxoSmithKline PLC - ADR (a)	79,698	3,572,064
Imperial Brands PLC	79,157	1,864,615
Rio Tinto PLC - ADR (a)	53,393	3,812,260
Unilever PLC - ADR	63,446	3,260,490
Vodafone Group PLC - ADR	187,471	3,282,617
		28,038,048
United States - 32.3%
3M Co.	18,896	3,137,114
AbbVie, Inc.	27,627	3,781,860
Altria Group, Inc.	74,805	3,806,078
Amgen, Inc.	16,133	3,664,450
AT&T, Inc. (a)	139,323	3,552,736
Bristol-Myers Squibb Co.	58,323	3,784,579
Chevron Corp.	28,714	3,771,010
Dow, Inc.	37,317	2,228,944
Exxon Mobil Corp.	53,682	4,077,685
Gilead Sciences, Inc. (a)	47,247	3,244,924
International Business Machines Corp.	27,632	3,690,806
Kinder Morgan, Inc. (a)	148,301	2,574,505
Merck & Co., Inc. (a)	44,472	3,623,579
Newmont Goldcorp Corp.	29,180	1,784,941
Philip Morris International, Inc.	36,563	3,760,504
Phillips 66 (a)	21,625	1,833,584
Southern Copper Corp.	34,460	2,201,649
The Kraft Heinz Co.	55,892	2,000,934
Walgreens Boots Alliance, Inc. (a)	33,580	1,670,941
		58,190,823
TOTAL COMMON STOCKS (Cost $171,274,781)		178,884,293

	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 0.003% (d)	$801,922	801,922
TOTAL SHORT-TERM INVESTMENTS (Cost $801,922)		801,922

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)	35,822,836	35,822,836
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,822,836)		35,822,836

Total Investments (Cost $207,899,539) - 119.6%		215,509,051
Liabilities in Excess of Other Assets - (19.6)%		(35,321,246)
TOTAL NET ASSETS - 100.0%		$180,187,805

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $35,010,859 or 19.4% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines.  The values of those securities total $332,033, which represents 0.18% of total net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of January 31, 2022.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 178,884,293	$ -	$ -	$ -	$ 178,884,293
Short-Term Investments	801,922	-	-	-	801,922
Investments Purchased with Proceeds from Securities Lending	-	-	-	35,822,836	35,822,836
Total Investments in Securities	$ 179,686,215	$ -	$ -	$ 35,822,836	$ 215,509,051
^ See Schedule of Investments for country breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.